Leases - Activity in finance lease liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Balance at beginning of period	$ 5,919	$ 6,734
Interest paid on lease liabilities	679	729
New contracts	1,271	957
Remeasurement on leases liabilities	198	(684)
Disposals	(29)
Payments	(1,907)	(1,817)
Balance at end of period	$ 6,131	$ 5,919